DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES	12 Months Ended
Dec. 31, 2024
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES	DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation and amortization by asset type

	For the year ended December 31,
In millions	2024	2023	2022
Amortization:
Customer relationship	$23.8	$23.8	$23.3
Other intangible assets	37.7	37.6	34.4
Depreciation:
Buildings and constructions	44.3	34.3	30.2
Machinery and equipment	43.3	37.8	33.0
Right-of-use buildings and constructions	115.4	79.0	65.4
Right-of-use machinery and equipment	9.3	8.4	7.9
Total	$273.8	$220.9	$194.3
Impairment losses by asset type

	For the year ended December 31,
In millions	2024	2023	2022
Goodwill	$—	$—	$179.0
Trademarks	—	—	19.1
Total	$—	$—	$198.1
Depreciation, amortization and impairment by function

	For the year ended December 31,
In millions	2024	2023	2022
Cost of goods sold	$38.0	$38.0	$34.0
Selling, general and administrative expenses	235.8	182.9	160.4
Impairment losses on non-financial assets	—	—	198.1
Total	$273.8	$220.9	$392.4
Impairment losses by asset type
No impairment losses were recognized on goodwill and trademarks for the years ended December 31, 2024 and 2023.
Impairment on goodwill and on trademarks of $179.0 million and $19.1 million, respectively, was recognized for Peak Performance for the year ended December 31, 2022. The recoverable amount for Peak Performance as of December 31, 2022 was $197.2 million and was based on value-in-use calculations.
Impairment tests of goodwill and intangible assets with indefinite useful lives, such as trademarks, are performed annually or when management has identified indications of impairment. The Company's trademarks have an indefinite useful life as they are well known, long-standing and well-established within their respective markets. Management is focussed on continued investment in its products and brand awareness, and has assessed that the products will generate net cash inflows for the Company for an indefinite period. Therefore, trademarks are carried at cost and are not amortized. Management uses assumptions in respect of future market and economic conditions, such as economic growth, expected inflation rates, expected market share, revenue and margin developments.
Goodwill is monitored by management at the CGU level, the level at which it and other intangible assets with indefinite lives are tested for impairment. The CGUs of the Company for continuing operations are the following: Winter Sports Equipment, Salomon, Arc’teryx, Peak Performance and Ball & Racquet Sports. Discontinued operations are discussed in Note 29. Discontinued Operations and Assets and Liabilities Held for Sale.
The impairment tests were calculated as of December 31 of 2024 and 2023, respectively. The recoverable amounts of all CGUs are equal to the higher of the fair value less cost of disposal and the value in use (“VIU”). VIU has been calculated using the discounted cash flow method, using cash flow projections based on a 10-year financial forecast, of which the first 5-years were prepared by management and approved by the Company's Board of Directors. To better reflect medium to long term growth strategies and expectations for the CGUs in growing markets, the financial forecast after the first 5-year period was extrapolated for a further 5-years using declining growth rates which reduces the year five growth rate down to the terminal growth rates noted below.
The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on forecasted and historical data from external and internal sources. For the Arc'teryx and Salomon CGUs, the key assumptions were revenue compound annual growth rate (first 5-year and second 5-year periods), operating profit margin and pre-tax discount rate.
The key assumptions for the remaining CGUs were as follows:

	2024
	Winter Sports Equipment	Peak Performance	Ball & Racquet Sports
Revenue compound annual growth rate (2025-2029)	5.2%	8.8%	11.4%
Revenue compound annual growth rate (2030-2034)	4.4%	6.6%	7.3%
Operating profit margin (2025-2029)	Improving	Improving	Improving
Pre-tax discount rate	11.5%	11.9%	14.0%

	2023
	Winter Sports Equipment	Peak Performance	Ball & Racquet Sports
Revenue compound annual growth rate (2024-2028)	8.4%	13.8%	15.2%
Revenue compound annual growth rate (2029-2033)	4.2%	7.2%	6.1%
Operating profit margin (2024-2028)	Improving	Improving	Improving
Pre-tax discount rate	11.9%	14.7%	15.8%
The terminal value is derived from the Gordon Growth model. The terminal value growth rates used range from 3.2% to 4.1% which is in line with long-term nominal GDP growth of the economies in which the CGUs primarily operate, per external and reliably-sourced economic forecast data.
Cash flows are discounted back to present value using a risk adjusted discount rate, which is determined for each CGU separately.
Goodwill and trademarks were allocated to CGUs as follows:

	Goodwill		Trademarks
In millions	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Arc’teryx	$1,264.0	$1,361.7	$866.6	$943.7
Salomon	640.1	679.8	604.9	643.2
Ball & Racquet Sports	149.6	149.6	550.5	550.5
Winter Sports Equipment	74.0	79.0	124.6	132.5
Peak Performance	—	—	132.5	157.0
Total	$2,127.7	$2,270.0	$2,279.1	$2,427.0
Sensitivity Analysis:

As at December 31 2024, management performed sufficient sensitivity analyses to conclude that a reasonably possible change in key assumptions for the Arc'teryx and Salomon CGUs would not cause the carrying amounts of these CGUs to exceed the recoverable amounts.
Certain assumptions applied by management for calculating the recoverable amounts are sensitive to change and could cause the carrying amounts to exceed the recoverable amount.

For CGUs where a reasonably possible change in key assumptions could result in an impairment, the following table shows the amount by which the key assumptions would need to change to result in the carrying amounts being equal to the recoverable amounts:

	2024
%	Peak Performance	Winter Sports Equipment	Ball & Racquet Sports
Revenue compound annual growth rate (first 5-years)	(6.3)%	(4.2)%	(6.1)%
Revenue compound annual growth rate (second 5-years)	(8.5)%	(7.9)%	(12.6)%
Operating profit margin	(2.0)%	(1.6)%	(1.8)%
Pre-tax discount rate	1.6%	1.2%	2.2%
The estimated recoverable amount of the Peak Performance CGU exceeded its carrying amount by $66.5 million and $79.3 million as of December 31, 2024 and 2023, respectively.
The estimated recoverable amount of the Winter Sports Equipment CGU exceeded its carrying amount by $95.3 million and $114.6 million as of December 31 2024, and 2023, respectively.
The estimated recoverable amount of the Ball & Racquet Sports CGU exceeded its carrying amount by $448.8 million and $282.6 million as of December 31 2024, and 2023, respectively.
Based on the valuations of the CGUs, management is of the view that there are no reasonably possible changes in the assumptions, other than those noted above, that would cause the carrying amounts to exceed the recoverable amounts.